Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Southland Holdings Llc [Member]
Denominator:
Costs to insure			$ 12,770,000		$ 21,471,000
Mobilization costs			5,358,000		6,518,000
Costs to fulfill contracts, net			18,128,000		$ 27,989,000
Public Shares [Member]
Numerator:
Allocation of net income as adjusted	$ 682,304		$ (68,381)	$ 333,433
Denominator:
Basic weighted average shares outstanding	28,771,000		6,260,292	28,771,000
Basic and diluted net loss per common share	$ 0.02		$ (0.01)	$ 0.01
Founder Shares [Member]
Numerator:
Allocation of net income as adjusted	$ 169,325	$ (549)	$ (70,057)	$ 82,747
Denominator:
Basic weighted average shares outstanding	7,140,000	6,240,000	6,413,684	7,140,000
Basic and diluted net loss per common share	$ 0.02	$ (0.00)	$ (0.01)	$ 0.01